CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE SERIES A-1 PREFERRED STOCK, CONVERTIBLE AND REDEEMABLE SERIES A-2 PREFERRED STOCK AND STOCKHOLDERS EQUITY (DEFICIT) (Parenthetical) $ in Millions	3 Months Ended
Sep. 30, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Stock issuance costs	$ 15.6